Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Operating Revenue

Operating revenue:

Year Ended March 31	2014	2015	2016
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,129,362	¥3,032,292	¥2,908,249
Intersegment	442,948	473,227	499,604

Total	3,572,310	3,505,519	3,407,853
Long distance and international communications business—
External customers	1,713,439	1,906,784	2,161,391
Intersegment	96,463	91,857	89,532

Total	1,809,902	1,998,641	2,250,923
Mobile communications business—
External customers	4,422,614	4,340,317	4,483,666
Intersegment	38,589	43,080	43,459

Total	4,461,203	4,383,397	4,527,125
Data communications business—
External customers	1,221,481	1,401,348	1,512,842
Intersegment	122,374	109,671	103,994

Total	1,343,855	1,511,019	1,616,836
Other—
External customers	438,278	414,576	474,849
Intersegment	890,248	857,664	819,617

Total	1,328,526	1,272,240	1,294,466
Elimination	(1,590,622)	(1,575,499)	(1,556,206)

Consolidated total	¥10,925,174	¥11,095,317	¥11,540,997

Schedule of Segment Profit

Segment profit:

Year Ended March 31	2014	2015	2016
	Millions of yen
Segment profit:
Regional communications business	¥127,240	¥168,860	¥264,957
Long distance and international communications business	127,476	113,568	96,688
Mobile communications business	817,230	635,751	788,362
Data communications business	67,916	86,361	112,739
Other	56,098	67,481	74,042

Total segment profit	1,195,960	1,072,021	1,336,788
Elimination	17,693	12,545	11,361

Consolidated operating income	1,213,653	1,084,566	1,348,149
Other income	172,082	49,408	68,088
Other expenses	91,540	67,345	86,978

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,294,195	¥1,066,629	¥1,329,259

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥203	¥(59)	¥544
Long distance and international communications business	1,895	916	46
Mobile communications business	(78,311)	(14,798)	(8,648)
Data communications business	228	87	124
Other	25,193	19,743	13,706

Consolidated total	¥(50,792)	¥5,889	¥5,772

Schedule of Segment Assets

Segment assets:

As of March 31	2014	2015	2016
	Millions of yen
Segment Assets:
Regional communications business	¥7,162,076	¥7,041,285	¥6,995,750
Long distance and international communications business	2,314,780	2,609,666	2,762,138
Mobile communications business	7,676,820	7,326,360	7,341,102
Data communications business	1,774,562	1,930,349	1,981,578
Other	10,664,076	10,589,357	10,932,317

Total segment assets	29,592,314	29,497,017	30,012,885
Elimination	(9,307,365)	(8,794,590)	(8,976,954)

Consolidated total	¥20,284,949	¥20,702,427	¥21,035,931

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 9.

Schedule of Other Significant Items

Other significant items:

Year Ended March 31	2014	2015	2016
	Millions of yen
Depreciation and amortization:
Regional communications business	¥751,906	¥734,518	¥699,686
Long distance and international communications business	149,734	162,610	177,818
Mobile communications business	719,132	663,344	629,502
Data communications business	135,358	148,927	150,242
Other	118,415	113,814	104,701

Total segment	1,874,545	1,823,213	1,761,949
Elimination	5,748	4,785	4,376

Consolidated total	¥1,880,293	¥1,827,998	¥1,766,325

Capital investments for segment assets:
Regional communications business	¥722,829	¥666,164	¥622,131
Long distance and international communications business	168,413	198,112	227,564
Mobile communications business	703,124	661,765	595,216
Data communications business	147,725	140,900	134,030
Other	150,672	150,582	108,265

Consolidated total	¥1,892,763	¥1,817,523	¥1,687,206

Point program expenses:
Regional communications business	¥7,713	¥8,803	¥1,757
Long distance and international communications business	484	1,335	685
Mobile communications business	70,837	67,705	57,832

Consolidated total	¥79,034	¥77,843	¥60,274

Impairment of long-lived assets:
Regional communications business	36	1,640	5,237
Long distance and international communications business	279	1,732	874
Mobile communications business	—	30,161	6,771
Data communications business	3,526	2,358	1,620
Other	1,897	2,848	5,319

Consolidated total	¥5,738	¥38,739	¥19,821

Goodwill and other intangible asset impairments:
Long distance and international communications business	3,068	3,464	10,484
Mobile communications business	3,119	—	2,416

Consolidated total	¥6,187	¥3,464	¥12,900

Schedule of Operating Revenue

Geographic information:

Year Ended March 31	2014	2015	2016
	Millions of yen
Operating revenue:
Domestic	¥9,729,179	¥9,509,891	¥9,646,185
Foreign	1,195,995	1,585,426	1,894,812

Consolidated total	¥10,925,174	¥11,095,317	¥11,540,997